Earnings Per Share - Basic Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings (loss) per share ($ per share)
Net earnings (loss) attributable to equity holders	$ 664.4	$ 819.6
Denominator
Weighted average number of common shares (basic) (in shares)	575.1	539.8
Basic earnings (loss) per share (in dollars per share)	$ 1.16	$ 1.52